Investment Objectives and Goals - Investment Trust Prospectus - U.S. GOVERNMENT MONEY MARKET FUND	Oct. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Government Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks current income while maintaining liquidity and preserving capital.